Employee Benefit Plans - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) plan	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss expected to be recognized in net periodic pension cost during fiscal 2016 | $	$ 0.3
Accumulated benefit obligation | $	$ 34.2	$ 37.7
Foreign Plan | Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of noncontributory defined benefit pension plans | plan	3
United Kingdom | Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of noncontributory defined benefit pension plans | plan	1
German | Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of noncontributory defined benefit pension plans | plan	2
UNITED STATES | The 401(k) Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of years of credited service to become vested	1 year
Defined contribution plan expense | $	$ 3.6	$ 3.3	$ 3.1